Property, plant & equipment	12 Months Ended
Dec. 31, 2025
Property, plant & equipment
Property, plant & equipment

7Property, plant & equipment

The changes in the carrying value of the property, plant & equipment can be presented as follows for the year 2025, 2024 and 2023:

	Land and	Plant and	Right-of-use	Construction
in 000€	buildings	equipment	assets	in progress	Total
Acquisition value
At January 1, 2023	47,959	105,877	21,619	15,955	191,410
Additions	142	3,850	3,965	8,325	16,282
Disposals	—	(4,299)	(3,313)	—	(7,612)
Transfers	40	15,031	(4,433)	(11,585)	(947)
Currency Translation	458	586	(74)	(153)	817
At December 31, 2023	48,599	121,045	17,764	12,543	199,951
Additions	107	4,189	3,149	23,466	30,911
Acquired from business combinations	—	38	36	—	74
Disposals	(166)	(4,312)	(1,777)	(133)	(6,388)
Transfers	(50)	10,885	(1,819)	(9,349)	(333)
Currency Translation	175	561	71	1	808
At December 31, 2024	48,666	132,406	17,424	26,528	225,024
Additions	646	3,852	1,925	10,895	17,318
Assets held for sale	—	(1,074)	(169)	—	(1,243)
Disposals	(2)	(5,228)	(3,282)	(123)	(8,635)
Transfers	18,342	15,161	(202)	(33,334)	(33)
Currency Translation	(37)	(2,047)	(303)	(16)	(2,403)
At December 31, 2025	67,615	143,070	15,393	3,950	230,027
Depreciation
At January 1, 2023	(11,045)	(64,470)	(13,199)	—	(88,714)
Depreciation charge for the year	(1,352)	(10,433)	(3,296)	—	(15,081)
Impairment	—	(160)	—	—	(160)
Disposals	—	3,996	3,024	—	7,020
Transfers	—	(2,935)	3,802	—	867
Currency Translation	(33)	(356)	8	—	(381)
At December 31, 2023	(12,430)	(74,358)	(9,661)	—	(96,449)
Depreciation charge for the year	(1,358)	(10,824)	(3,191)	—	(15,373)
Disposals	139	3,976	1,627	—	5,742
Transfers	—	(1,232)	1,565	—	333
Currency Translation	(32)	(150)	(45)	—	(227)
At December 31, 2024	(13,681)	(82,588)	(9,705)	—	(105,974)
Depreciation charge for the year	(1,669)	(10,521)	(3,087)	—	(15,277)
Assets held for sale	—	835	140	—	975
Disposals	2	5,089	2,505	—	7,596
Transfers	—	—	—	—	—
Currency Translation	6	746	184	—	936
At December 31, 2025	(15,341)	(86,440)	(9,963)	—	(111,744)
Net book value
At December 31, 2025	52,274	56,630	5,429	3,950	118,283
At December 31, 2024	34,986	49,818	7,719	26,528	119,050
At December 31, 2023	36,169	46,688	8,102	12,544	103,503
At January 1, 2023	36,914	41,407	8,420	15,955	102,696

The investments in property, plant & equipment and right-of-use assets in 2025 amounted to K€17,318 (2024:K€30,911, 2023: K€16,282). They are related to land and buildings (K€4,834), new machines and installations (K€10,739), IT equipment (K€787), (leased) vehicles (K€614) and furniture (K€345). The additions to land and buildings, machines and installations in 2025 related mainly to the expansion of our production capacity in Germany. The investments in 2024 were related to land and buildings (K€4,519), new machines and installations (K€23,851), IT equipment (K€684), (leased) vehicles (K€1,384) and furniture (K€473). The additions to land and buildings, machines and installations in 2024 related mainly to the expansion of our production capacity in Germany. The investments in 2023 were related to land and buildings (K€4,027), new machines and installations (K€8,682), IT equipment (K€1,102), (leased) vehicles (K€2,240) and furniture (K€231). The additions to land and buildings, machines and installations in 2023 were mainly related to our new metal production facility in the USA and the extension and expansion of ourproduction capacity in Germany.

The Group realized a net gain on disposal of property, plant and equipment of K€173 in 2025 (2024: K€292; 2023: K€416).

Impairments of property, plant and equipment amounted to K€0 in 2025 (2024: K€0; 2023: K€(160)).

Assets under construction

Per December 31, 2025 the main assets under construction were related to the expansion of production capacity in Germany for K€1,420.

The right of use assets can be presented as follows:

The carrying value of Right-of-Use assets at December 31, 2025 was K€5,429 (2024: K€7,719; 2023: K€8,100). Right-of-Use assets are mainly related to buildings with a carrying value of K€2,691 at December 31, 2025 (2024: K€4,368; 2023: K€4,511) and for which depreciation of K€1,881 was recorded in 2025 (2024: K€1,851; 2023: K€1,735). New leases in 2025 amount to K€1,925 of which K€1,026 related to leased buildings (2024: K€1,822; 2023: K€1,739).

in 000€	Buildings	Vehicles	Equipment	Total
Acquisition value
At January 1, 2023	9,391	4,680	6,405	20,476
Additions	1,739	1,980	246	3,965
Disposals	(2,607)	(676)	(30)	(3,313)
Currency Translation	(112)	2	36	(74)
Transfers	(236)	(909)	(2,145)	(3,290)
At December 31, 2023	8,175	5,077	4,512	17,764
Additions	1,822	739	589	3,150
Acquired from business combinations	36	—	—	36
Disposals	(1,123)	(430)	(224)	(1,777)
Currency Translation	48	7	16	71
Transfers	(345)	(1,384)	(89)	(1,818)
At December 31, 2024	8,613	4,010	4,803	17,426
Additions	1,026	488	411	1,925
Assets held for sale	(133)	(36)	—	(169)
Disposals	(2,477)	(770)	(36)	(3,283)
Currency Translation	(282)	(11)	(11)	(304)
Transfers	—	—	(202)	(202)
At December 31, 2025	6,748	3,681	4,964	15,393
Depreciation
At January 1, 2023	(4,569)	(2,909)	(4,578)	(12,055)
Depreciation charge for the year	(1,735)	(1,185)	(376)	(3,296)
Disposals	2,360	627	36	3,023
Currency Translation	45	(3)	(34)	8
Transfers	235	909	1,515	2,659
At December 31, 2023	(3,664)	(2,561)	(3,437)	(9,662)
Depreciation charge for the year	(1,851)	(1,073)	(266)	(3,191)
Disposals	953	454	220	1,627
Currency Translation	(29)	(3)	(14)	(46)
Transfers	345	1,334	(114)	1,565
At December 31, 2024	(4,246)	(1,849)	(3,611)	(9,707)
Depreciation charge for the year	(1,881)	(902)	(304)	(3,087)
Assets held for sale	133	8	—	141
Disposals	1,752	717	36	2,505
Currency Translation	185	5	(6)	184
Transfers	—	—	—	—
At December 31, 2025	(4,057)	(2,021)	(3,885)	(9,963)
Net book value
At December 31, 2025	2,691	1,660	1,079	5,429
At January 1, 2025	4,368	2,160	1,191	7,719

The following amounts related to leases are recognized in profit & loss

	As of December 31,
(in 000€)	2025	2024	2023
Depreciation expense	(3,087)	(3,191)	(3,296)
Interest expense on lease liabilities	(363)	(365)	(325)
Expenses related to short-term leases/ low-value assets/ variable lease payments	(981)	(901)	(689)

The Group has negotiated several contracts with extension and termination options because of common practice in the country or for the asset. Management has exercised significant judgments in determining whether these extension and termination options are reasonably certain to be exercised. The potential future cash flows beyond the period following the exercise of the extension and termination option that are not included in the lease term are presented in the following table:

	As of December 31,
(in 000€)	2025	2024	2023
Potential (non-discounted) cash flows for terminations options that are not reasonably certain to be exercised:	612	817	1,089
Potential (non-discounted) cash flows for extensions options that are reasonably certain to be exercised	1,270	1,259	1,838

Pledges

Land and buildings (including buildings under construction) with a carrying amount of K€12,074 (2024: K€18,305; 2023: K€21,851) are subject to pledges to secure several of the Group’s bank loans. In addition, pledges have been given on machines with a total carrying amount of K€0 (2024: K€253; 2023: K€314) (Note 24).